UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/09/2013
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       110
                                         -------------
Form 13F Information Table Value Total:   1,480,696
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Inc New                COM              00206r102      314     8565 SH       Sole                     8565
Actavis, Inc.                  COM              00507k103      774     8400 SH       Sole                     8400
Altera Corp                    COM              021441100     2163    61000 SH       Sole                    61000
America's Car-Mart Inc.        COM              03062T105     1998    42750 SH       Sole                    42750
American Business Bank         COM              02475L105      484    16589 SH       Sole                    16589
Amerisafe, Inc.                COM              03071h100     2616    73600 SH       Sole                    73600
Aqua America Inc               COM              03836W103    22907   728608 SH       Sole                   728608
Arthur J Gallagher & Co.       COM              363576109    12325   298355 SH       Sole                   298355
Autozone Inc                   COM              053332102    18728    47200 SH       Sole                    47200
Bank Of Marin Bancorp          COM              063425102      598    14925 SH       Sole                    14925
Bank of the Ozarks, Inc.       COM              063904106    15411   347475 SH       Sole                   347475
Bed Bath and Beyond            COM              075896100    31970   496278 SH       Sole                   496278
Berkshire Hathaway A           COM              084670108    45634      292 SH       Sole                      292
Berkshire Hathaway B           COM              084670702    15235   146209 SH       Sole                   146209
Biglari Holdings Inc.          COM              08986r101     8067    21615 SH       Sole                    21615
Brookfield Asset Management    COM              112585104    46889  1284978 SH       Sole                  1284978
Brown & Brown Inc.             COM              115236101    74410  2322424 SH       Sole                  2322424
Ca Technologies                COM              12673P105     1259    50000 SH       Sole                    50000
Cambridge Bancorp              COM              132152109      726    17490 SH       Sole                    17490
Camden National Corp           COM              133034108      785    23735 SH       Sole                    23735
Carmax                         COM              143130102    36503   875377 SH       Sole                   875377
Cass Information Systems Inc.  COM              14808P109     1747    41567 SH       Sole                    41567
Chevron Corporation            COM              166764100      290     2443 SH       Sole                     2443
Clarcor Inc                    COM              179895107      336     6424 SH       Sole                     6424
Conmed Corp                    COM              207410101      241     7087 SH       Sole                     7087
Destination Maternity          COM              25065d100      477    20401 SH       Sole                    20401
Digital Realty Trust Inc.      COM              253868103     6577    98300 SH       Sole                    98300
Dimeco Inc                     COM              25432W104      327     8545 SH       Sole                     8545
Donaldson Co., Inc.            COM              257651109    38910  1075157 SH       Sole                  1075157
Dr. Pepper Snapple Group Inc.  COM              26138E109     2207    47000 SH       Sole                    47000
Enterprise Financial Services  COM              293712105      884    61625 SH       Sole                    61625
EOG Resources Inc.             COM              26875P101    46479   362918 SH       Sole                   362918
Evolution Petroleum Corporatio COM              30049A107     5132   505646 SH       Sole                   505646
Exxon Mobil Corporation        COM              30231G102     1542    17114 SH       Sole                    17114
Fabrinet                       COM              g3323l100     3153   215800 SH       Sole                   215800
Flowers Foods                  COM              343498101    10966   332894 SH       Sole                   332894
Forward Air                    COM              349853101    25404   681251 SH       Sole                   681251
Franklin Resources             COM              354613101    42198   279807 SH       Sole                   279807
Garmin                         COM              H2906T109     1144    34600 SH       Sole                    34600
General Electric Company       COM              369604103      282    12208 SH       Sole                    12208
Glenville Bank Hldg Co         COM              37908p109      215     2756 SH       Sole                     2756
Gordmans Stores, Inc.          COM              38269P100      697    59500 SH       Sole                    59500
Graco                          COM              384109104    20622   355371 SH       Sole                   355371
Heartland Express              COM              422347104    27748  2080066 SH       Sole                  2080066
Hilltop Holdings               COM              432748101      817    60575 SH       Sole                    60575
Home Bancshares, Inc.          COM              436893200    15743   417925 SH       Sole                   417925
Houston Wire & Cable Company   COM              44244K109     1812   139950 SH       Sole                   139950
Hudson Valley Holding Corp     COM              444172100      239    16000 SH       Sole                    16000
Idex Corporation               COM              45167R104    62993  1179200 SH       Sole                  1179200
Illinois Tool Works            COM              452308109    32906   539981 SH       Sole                   539981
International Business Machine COM              459200101      631     2960 SH       Sole                     2960
Interpublic Group of Companies COM              460690100    22108  1696725 SH       Sole                  1696725
Inventure Foods, Inc.          COM              461212102      833   107092 SH       Sole                   107092
John Bean Technologies Corpora COM              477839104     2106   101500 SH       Sole                   101500
John Wiley & Sons              COM              968223206     8780   225350 SH       Sole                   225350
Johnson & Johnson              COM              478160104     8561   105000 SH       Sole                   105000
Knight Transportation Inc.     COM              499064103    23276  1445730 SH       Sole                  1445730
Landauer Inc                   COM              51476K103     1128    20000 SH       Sole                    20000
Ledyard Financial Group        COM              523338101      382    10950 SH       Sole                    10950
Loews Corp                     COM              540424108    26709   606050 SH       Sole                   606050
M & T Bank Corp                COM              55261F104    13440   130280 SH       Sole                   130280
Markel Corp                    COM              570535104    57048   113303 SH       Sole                   113303
Mattel Inc.                    COM              577081102    11971   273499 SH       Sole                   273499
McCormick & Co.                COM              579780206     2225    30250 SH       Sole                    30250
McGrath Rentcorp               COM              580589109    28047   901846 SH       Sole                   901846
Mednax Inc.                    COM              58502B106    55168   615505 SH       Sole                   615505
Merchants Bancshares Inc       COM              588448100      338    11225 SH       Sole                    11225
Meredith Corp                  COM              589433101      203     5300 SH       Sole                     5300
Metro Bancorp Inc              COM              59161r101      777    47000 SH       Sole                    47000
Microchip Technology Inc.      COM              595017104    17787   483725 SH       Sole                   483725
Mohawk Industries              COM              608190104    17735   156779 SH       Sole                   156779
National Instruments           COM              636518102     3996   122000 SH       Sole                   122000
Newlink Genetics Corp          COM              651511107      151    12321 SH       Sole                    12321
OneBeacon                      COM              G67742109    13582  1004568 SH       Sole                  1004568
Pacific Continental Bank       COM              69412v108      397    35526 SH       Sole                    35526
Patriot Transportation Holding COM              70337B102     1449    52085 SH       Sole                    52085
Patterson Companies Inc.       COM              703395103    27692   727971 SH       Sole                   727971
Penseco Financial Services     COM              709570105      206     5475 SH       Sole                     5475
Pfizer Incorporated            COM              717081103      281     9744 SH       Sole                     9744
Pinnacle Financial Partners    COM              72346Q104    10934   468050 SH       Sole                   468050
Protective Life Corp.          COM              743674103    12007   335400 SH       Sole                   335400
Questar Corp                   COM              748356102    11467   471300 SH       Sole                   471300
Rofin-Sinar Technologies, Inc. COM              775043102     1914    70650 SH       Sole                    70650
Ross Stores Inc.               COM              778296103    67728  1117249 SH       Sole                  1117249
Rue 21                         COM              781295100     1894    64450 SH       Sole                    64450
SCBT Financial Corporation     COM              78401V102    26768   531115 SH       Sole                   531115
Sigma Aldrich Corp.            COM              826552101     8542   110000 SH       Sole                   110000
Southwestern Energy Co         COM              845467109     8831   237000 SH       Sole                   237000
Sterling Bancorp               COM              859158107      429    42225 SH       Sole                    42225
Stonegate Bank                 COM              861811107      272    15325 SH       Sole                    15325
Stryker Corp                   COM              863667101    43445   665923 SH       Sole                   665923
SY Bancorp Inc                 COM              785060104      789    35060 SH       Sole                    35060
TCF Financial                  COM              872275102    21297  1423581 SH       Sole                  1423581
The Brick LTD.                 COM              107879108      539   101800 SH       Sole                   101800
Trustco Bank Corp              COM              898349105      115    20533 SH       Sole                    20533
Tupperware Brands Corp.        COM              899896104     3270    40000 SH       Sole                    40000
U.S. Physical Therapy Inc.     COM              90337l108     1361    50700 SH       Sole                    50700
Union Pacific Corp             COM              907818108      331     2327 SH       Sole                     2327
US Bancorp                     COM              902973304      261     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102    11942   449794 SH       Sole                   449794
VCA Antech, Inc.               COM              918194101     6544   278600 SH       Sole                   278600
Washington Banking Co.         COM              937303105      649    46575 SH       Sole                    46575
Waters Corp.                   COM              941848103    34981   372500 SH       Sole                   372500
Websense, Inc.                 COM              947684106      901    60050 SH       Sole                    60050
Westwood Holdings Group, Inc.  COM              961765104     1813    40800 SH       Sole                    40800
White Mtns Insurance           COM              G9618E107    49259    86859 SH       Sole                    86859
Winthrop Realty Trust          COM              976391300     1912   152018 SH       Sole                   152018
Xilinx Inc                     COM              983919101    28484   746244 SH       Sole                   746244
Yum Brands                     COM              988498101    34271   476387 SH       Sole                   476387
Zebra Technologies A           COM              989207105    48853  1036561 SH       Sole                  1036561